Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Consideration for Acquisition	A summary of the consideration for the acquisition is as follows (in thousands):

Cash	$16,563
Stock issued	7,603
Future consideration	34,695

Total	$58,861

Summary of Allocation of Fair Value of Assets Acquired and Liabilities Assumed

The following summarizes the allocation of the fair value of the assets acquired and the liabilities assumed at December 31, 2011 (in thousands):

Cash acquired	$761
Accounts receivable	4,740
Deferred tax assets	2,538
Other current assets	62
Property and equipment	206
Other non-current assets	148
Intangible assets	11,966
Goodwill	47,290

Total assets acquired	67,711
Current liabilities	(5,512)
Deferred tax liabilities	(3,246)
Other non-current liabilities	(92)

Total liabilities assumed	(8,850)

Net assets acquired	$58,861

Unaudited Pro Forma Information

The unaudited pro forma financial information is provided for information purposes only and is not necessarily indicative of the combined results that would have occurred had the acquisition taken place on the dates indicated, nor is it necessarily indicative of results that may occur in the future.

(in thousands)	Years ended December 31,
	2010	2011
Revenue	$101,891	$144,517
Net income (loss) from continuing operations	(15,232)	1,626
Net income (loss) applicable to common stockholders	(14,959)	1,570